Supplemental Information Associated with the Consolidated Statements of Cash Flows (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash paid during the fiscal year for:
Income taxes	¥ 25,879	¥ 8,197	¥ 22,088
Interest	395	327	372
Non-cash investing and financing activities:
Capital leasing receivables		31
Capital lease obligations	206	214	1,022
Change in common stock in connection with share exchange transaction	3,270		1,186
Change in treasury stock in connection with share exchange transaction	¥ 16,710		¥ 3,002